o  FSS2 *P

                          SUPPLEMENT DATED MAY 11, 1999
                              TO THE PROSPECTUS OF
                            FRANKLIN STRATEGIC SERIES
    (FSS2- FRANKLIN GLOBAL UTILITIES FUND, FRANKLIN GLOBAL HEALTH CARE FUND, FRANKLIN BIOTECHNOLOGY DISCOVERY FUND AND FRANKLIN NATURAL RESOURCES FUND)
               DATED SEPTEMBER 1, 1998, AS AMENDED JANUARY 1, 1999


The prospectus is amended as follows:

Under "Who Manages the Funds? - Management Teams":

(a) the section "Utilities Fund" is replaced with the following:

UTILITIES FUND: Ian Link since 1995 and Alex Peters since May 1998.

Ian Link
Vice President Of Franklin Advisers, Inc.

Mr. Link is a Chartered Financial Analyst and holds a Master of Business Administration degree from the Haas School at the University of California, Berkeley and a Bachelor of Arts degree in Economics from the University of California, Davis. He joined the Franklin Templeton Group in 1989.

Alex W. Peters
Portfolio Manager Of Franklin Advisers, Inc.

Mr. Peters holds a Master of Business Administration degree from the University of San Francisco and a Bachelor's degree from the University of Washington. He joined the Franklin Templeton Group in 1992.

(b) and the section "Natural Resources Fund" is replaced with the following:

NATURAL RESOURCES FUND: Michael R. Ward and Steve Land since April 1999.

Michael R. Ward
Portfolio Manager Of Franklin Advisers, Inc.

Mr. Ward holds a Bachelor of Science degree in Engineering from Kansas State University. He joined the Franklin Templeton Group in 1992.

Steve Land
Portfolio Manager Of Franklin Advisers, Inc.

Mr. Land holds a Bachelor of Science degree in Managerial Economics from the University of California, Davis. He joined the Franklin Templeton Group in 1997.


                Please keep this supplement for future reference.








o  403 *PA3

                          SUPPLEMENT DATED MAY 11, 1999
                              TO THE PROSPECTUS OF
                 FRANKLIN NATURAL RESOURCES FUND - ADVISOR CLASS
                             DATED SEPTEMBER 1, 1998


The prospectus is amended as follows:

I. The following is added under "What Are the Risks of Investing in the Fund?":

      EURO RISK. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries.

      Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on fund performance. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

      YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Advisers considers.

      Advisers will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. Advisers, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

      If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its securities will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the fund's performance. Please see "Year 2000 Problem" under "Who Manages the Fund?" for more information.

II. The section "Who Manages the Fund? - Management Team" is replaced with the following:

      The team responsible for the day-to-day management of the fund's portfolio is: Michael R. Ward and Steve Land since April 1999.

      Michael R. Ward
      Portfolio Manager Of Franklin Advisers, Inc.

      Mr. Ward holds a Bachelor of Science degree in Engineering from Kansas State University. He joined the Franklin Templeton Group in 1992.

      Steve Land
      Portfolio Manager Of Franklin Advisers, Inc.

      Mr. Land holds a Bachelor of Science degree in Managerial Economics from the University of California, Davis. He joined the Franklin Templeton Group in 1997.

III. The following replaces the section "Year 2000 Issue" under "Who Manages the Fund?":

      YEAR 2000 PROBLEM. The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

      When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by Advisers, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

      Advisers and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and Advisers may have no control.

IV. Under "How Is the Trust Organized?", the fourth sentence in the first paragraph is replaced with the following:

      All shares outstanding before the offering of Advisor Class shares have been designated Franklin Natural Resources Fund - Class A.

      All references in the prospectus to Class I shares are replaced with Class A.

V. In step 2 under "How Do I Buy Shares? - Opening Your Account," the minimum investment to add to your account is changed from $25 to $50.

VI. The section "How Do I Buy Shares in Connection with Retirement Plans?", found under "How Do I Buy Shares?", is replaced with the following:

      HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

      Your individual or employer-sponsored retirement plan may invest in the fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

      Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.

      Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

VII. Under "May I Exchange Shares for Shares of Another Fund? - Exchange Restrictions," the third item is replaced with the following:

      o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

VIII. In the "By Phone" section of the chart under "How Do I Sell Shares?",

      (a) the first bulleted item is replaced with the following:

      o If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.

      (b) and the third bulleted item is deleted.

IX. Distribution option 3 in the section "What Distributions Might I Receive From the Fund? - Distribution Options" is replaced with the following:

      3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

X.    Under "Transaction Procedures and Special Requirements,"

      (a) the section "Joint Accounts" is replaced with the following:

      JOINT ACCOUNTS. For accounts with more than one registered owner, the fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

      Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

      (b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

      (c) and the section "Trust Company Retirement Plan Accounts," found under "Telephone Transactions," is deleted.

XI.   Under "Services to Help You Manage Your Account,"

      (a) the second sentence in the section "Automatic Investment Plan" is replaced with the following:

      Under the plan, you can have money transferred automatically from your checking or savings account to the fund each month to buy additional shares.

      (b) the second paragraph under "Systematic Withdrawal Plan" is replaced with the following:

      If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

      (c) and the following new section is added after the section "Systematic Withdrawal Plan":

      ELECTRONIC FUND TRANSFERS

      You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

XII. In the "Useful Terms and Definitions" section, the definition of "Class I and Advisor Class" is replaced with the following:

      CLASS A AND ADVISOR CLASS - The fund offers two classes of shares, designated "Class A" and "Advisor Class." The two classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


                Please keep this supplement for future reference.